Employee plans - Expected Future Benefit Payments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Pension Plans | U.S. Plans
Expected Payments
2025	$ 211.0
2026	206.5
2027	201.2
2028	195.0
2029	188.0
2030 - 2034	817.3
Pension Plans | International Plans
Expected Payments
2025	89.2
2026	92.9
2027	95.7
2028	97.4
2029	100.9
2030 - 2034	514.9
Other Postretirement Benefit Plans
Expected Payments
2025	5.1
2026	4.5
2027	4.2
2028	4.0
2029	3.8
2030 - 2034	$ 16.5